American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
November 30, 2021

Avantis Emerging Markets Value ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Brazil — 6.1%
Banco ABC Brasil SA, Preference Shares	2,400	7,283
Banco BMG SA, Preference Shares	400	206
Banco do Brasil SA	1,500	8,455
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,700	17,530
Banco Santander Brasil SA, ADR	1,719	10,005
BR Malls Participacoes SA(1)	39,800	55,645
Braskem SA, ADR(1)	3,274	57,917
Camil Alimentos SA	6,600	11,153
CCR SA	50,600	108,367
Cia Energetica de Sao Paulo, Class B Preference Shares	500	2,117
Cia Siderurgica Nacional SA, ADR	11,964	45,942
Cyrela Brazil Realty SA Empreendimentos e Participacoes	13,600	33,094
Dexco SA	13,400	42,880
EcoRodovias Infraestrutura e Logistica SA(1)	10,600	15,650
Embraer SA, ADR(1)	11,081	152,142
Enauta Participacoes SA	5,500	13,041
Engie Brasil Energia SA	2,400	16,590
Eternit SA(1)	2,400	6,301
Even Construtora e Incorporadora SA	6,600	6,997
Gerdau SA, ADR	32,219	145,630
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR(1)	214	278
Kepler Weber SA	1,000	5,534
Marfrig Global Foods SA	20,600	86,110
MRV Engenharia e Participacoes SA	600	1,185
Petro Rio SA(1)	49,100	175,462
Petroleo Brasileiro SA, ADR	15,108	161,202
Petroleo Brasileiro SA, ADR Preference Shares	19,333	200,096
Randon SA Implementos e Participacoes, Preference Shares	8,900	17,525
Sao Martinho SA	7,300	45,772
Sul America SA	14,900	66,630
Taurus Armas SA, Preference Shares(1)	200	798
TIM SA, ADR	5,640	68,526
Tupy SA	3,700	12,729
Unipar Carbocloro SA, Preference Shares	1,300	20,719
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	31,700	76,574
Vale SA, ADR	25,297	312,924
		2,009,009
Chile — 0.7%
AES Andes SA	75,001	8,248
Banco de Credito e Inversiones SA	651	22,034
Banco Santander Chile, ADR	1,419	25,131
CAP SA	1,157	10,451
Cencosud SA	25,470	40,666
Cia Cervecerias Unidas SA, ADR	1,378	22,144
Colbun SA	234,068	15,347
Embotelladora Andina SA, Class B Preference Shares	11,043	22,699
Empresa Nacional de Telecomunicaciones SA	4,320	15,161
Empresas CMPC SA	1,168	1,890

Empresas COPEC SA	4,553	33,606
Vina Concha y Toro SA	6,255	11,250
		228,627
China — 30.1%
360 DigiTech, Inc., ADR(1)	3,177	73,961
A-Living Smart City Services Co. Ltd.	18,750	44,051
AAC Technologies Holdings, Inc.	21,000	91,721
Agile Group Holdings Ltd.	26,000	17,101
AKM Industrial Co. Ltd.	20,000	4,265
Aluminum Corp. of China Ltd., H Shares(1)	138,000	67,370
Anhui Conch Cement Co. Ltd., H Shares	34,000	154,796
Anhui Expressway Co. Ltd., H Shares	18,000	13,634
Anton Oilfield Services Group(1)	34,000	1,866
Aoyuan Healthy Life Group Co. Ltd.(1)	13,000	4,873
Asia Cement China Holdings Corp.	20,000	12,686
Bank of Communications Co. Ltd., H Shares	198,000	115,284
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)	2,750	6,482
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	9,000	12,063
BOC Aviation Ltd.	9,500	66,908
Bosideng International Holdings Ltd.	112,000	78,817
Canadian Solar, Inc.(1)	1,987	75,387
Canvest Environmental Protection Group Co. Ltd.	22,000	11,672
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	8,100	10,130
China Aoyuan Group Ltd.	15,000	4,193
China BlueChemical Ltd., H Shares	70,000	21,248
China Bohai Bank Co. Ltd., H Shares	109,000	32,263
China Cinda Asset Management Co. Ltd., H Shares	294,000	46,977
China CITIC Bank Corp. Ltd., H Shares	214,000	91,850
China Communications Services Corp. Ltd., H Shares	132,000	62,840
China Datang Corp. Renewable Power Co. Ltd., H Shares	133,000	51,128
China Education Group Holdings Ltd.	25,000	45,988
China Everbright Bank Co. Ltd., H Shares	80,000	27,428
China Everbright Environment Group Ltd.	197,000	130,302
China Everbright Greentech Ltd.	14,000	4,781
China Everbright Ltd.	42,000	45,017
China Feihe Ltd.	15,000	20,066
China Galaxy Securities Co. Ltd., H Shares	114,000	62,833
China Glass Holdings Ltd.(1)	64,000	15,389
China Hanking Holdings Ltd.	11,000	1,869
China High Speed Transmission Equipment Group Co. Ltd.(1)	24,000	19,870
China Hongqiao Group Ltd.	67,500	65,341
China International Capital Corp. Ltd., H Shares	43,200	104,507
China Lesso Group Holdings Ltd.	26,000	37,758
China Longyuan Power Group Corp. Ltd., H Shares	121,000	247,332
China Medical System Holdings Ltd.	47,000	76,976
China Mengniu Dairy Co. Ltd.(1)	18,000	100,883
China Minsheng Banking Corp. Ltd., H Shares	113,500	43,639
China Modern Dairy Holdings Ltd.	50,000	8,361
China Molybdenum Co. Ltd., H Shares	48,000	29,447
China National Building Material Co. Ltd., H Shares	178,000	191,229
China New Higher Education Group Ltd.	25,000	12,552
China Nuclear Energy Technology Corp. Ltd.(1)	40,000	4,676
China Pacific Insurance Group Co. Ltd., H Shares	58,000	168,235
China Petroleum & Chemical Corp., ADR	1,628	71,225
China Railway Group Ltd., H Shares	55,000	26,148

China Renaissance Holdings Ltd.(1)	8,600	17,878
China Resources Cement Holdings Ltd.	104,000	75,701
China Resources Land Ltd.	74,000	309,151
China Resources Power Holdings Co. Ltd.	86,000	222,667
China Sanjiang Fine Chemicals Co. Ltd.	16,000	4,887
China Shenhua Energy Co. Ltd., H Shares	84,000	174,034
China Shineway Pharmaceutical Group Ltd.	7,000	6,458
China Shuifa Singyes Energy Holdings Ltd.	24,000	5,372
China Sunshine Paper Holdings Co. Ltd.(1)	10,000	2,792
China Suntien Green Energy Corp. Ltd., H Shares	83,000	58,072
China Taiping Insurance Holdings Co. Ltd.	67,000	93,205
China Tower Corp. Ltd., H Shares	1,102,000	139,483
China Vanke Co. Ltd., H Shares	22,000	49,911
China XLX Fertiliser Ltd.	22,000	13,344
China Yongda Automobiles Services Holdings Ltd.	34,500	52,200
China Yuhua Education Corp. Ltd.	32,000	15,277
China ZhengTong Auto Services Holdings Ltd.(1)	8,000	985
Chongqing Rural Commercial Bank Co. Ltd., H Shares	65,000	22,178
CIMC Enric Holdings Ltd.	38,000	51,743
CITIC Ltd.	146,000	131,513
CITIC Securities Co. Ltd., H Shares	58,500	139,080
COFCO Joycome Foods Ltd.(1)	35,000	11,757
Cogobuy Group(1)	3,000	1,100
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	83,500	142,311
Country Garden Holdings Co. Ltd.	180,000	158,637
CSPC Pharmaceutical Group Ltd.	258,000	267,484
Dali Foods Group Co. Ltd.	59,500	31,214
Daqo New Energy Corp., ADR(1)	2,194	125,804
Differ Group Holding Co. Ltd.(1)	74,000	15,029
Dongyue Group Ltd.	53,000	100,097
E-House China Enterprise Holdings Ltd.	10,500	1,980
Ebang International Holdings, Inc., A Shares(1)	1,542	2,267
Edvantage Group Holdings Ltd.	6,000	3,885
Fanhua, Inc., ADR	1,944	24,883
FinVolution Group, ADR	5,582	32,766
First Tractor Co. Ltd., H Shares	16,000	7,352
Fu Shou Yuan International Group Ltd.	41,000	32,952
Fuyao Glass Industry Group Co. Ltd., H Shares	5,600	30,734
GF Securities Co. Ltd., H Shares	36,000	62,720
Grand Pharmaceutical Group Ltd.	48,000	39,443
Great Wall Motor Co. Ltd., H Shares	19,500	81,025
Greentown Management Holdings Co. Ltd.	17,000	9,830
GreenTree Hospitality Group Ltd., ADR(1)	253	1,968
Guangzhou R&F Properties Co. Ltd., H Shares	37,200	20,134
Hainan Meilan International Airport Co. Ltd., H Shares(1)	10,000	32,702
Haitian International Holdings Ltd.	23,000	63,532
Haitong Securities Co. Ltd., H Shares	86,000	72,207
Harbin Electric Co. Ltd., H Shares	28,000	13,219
Hello Group, Inc., ADR	4,856	56,184
Henan Jinma Energy Co. Ltd., H Shares	4,000	1,924
Hengan International Group Co. Ltd.	21,500	103,830
Hollysys Automation Technologies Ltd.(1)	719	11,116
Hope Education Group Co. Ltd.	60,000	13,086
Huatai Securities Co. Ltd., H Shares	53,600	76,798
Huazhong In-Vehicle Holdings Co. Ltd.	20,000	11,258

Huijing Holdings Co. Ltd.	30,000	7,404
Jiangsu Expressway Co. Ltd., H Shares	38,000	36,953
Jinchuan Group International Resources Co. Ltd.	135,000	20,325
Jinxin Fertility Group Ltd.(1)	28,500	39,603
JNBY Design Ltd.	6,000	10,133
Kaisa Prosperity Holdings Ltd.(1)	1,000	1,667
Kingboard Holdings Ltd.	27,000	135,537
Kingboard Laminates Holdings Ltd.	27,500	48,218
LexinFintech Holdings Ltd., ADR(1)	3,803	15,973
Longfor Group Holdings Ltd.	43,500	206,484
Lonking Holdings Ltd.	96,000	24,768
Maoyan Entertainment(1)	7,400	8,320
Meitu, Inc.(1)	92,000	19,017
Midea Real Estate Holding Ltd.	9,400	16,300
Minth Group Ltd.	22,000	102,175
MMG Ltd.(1)	124,000	44,910
NetDragon Websoft Holdings Ltd.	12,000	27,335
NetEase, Inc., ADR	3,347	360,572
New China Life Insurance Co. Ltd., H Shares	27,100	72,393
New Oriental Education & Technology Group, Inc., ADR(1)	29,307	64,768
Nexteer Automotive Group Ltd.	35,000	45,249
Nine Dragons Paper Holdings Ltd.	60,000	66,926
NiSun International Enterprise Development Group Co. Ltd.(1)	510	3,856
Noah Holdings Ltd., ADR(1)	1,493	54,390
PAX Global Technology Ltd.	36,000	27,854
Perennial Energy Holdings Ltd.	10,000	2,122
PICC Property & Casualty Co. Ltd., H Shares	204,000	174,408
Poly Property Group Co. Ltd.	46,000	11,563
Poly Property Services Co. Ltd.	3,800	25,842
Postal Savings Bank of China Co. Ltd., H Shares	70,000	47,421
Powerlong Commercial Management Holdings Ltd.	2,000	4,030
Q Technology Group Co. Ltd.	16,000	22,513
Qudian, Inc., ADR(1)	3,671	5,139
Redsun Properties Group Ltd.	5,000	1,411
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	5,191
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	44,000	61,911
Shanghai Industrial Holdings Ltd.	19,000	27,307
Shenzhen International Holdings Ltd.	51,000	55,626
Shougang Fushan Resources Group Ltd.	80,000	20,756
Shui On Land Ltd.	155,000	20,601
Sino Biopharmaceutical Ltd.	244,000	178,375
Sino-Ocean Group Holding Ltd.	105,500	24,672
Sinopec Engineering Group Co. Ltd., H Shares	61,000	29,695
SSY Group Ltd.	48,000	24,010
Sunac China Holdings Ltd.	62,000	111,187
Tiangong International Co. Ltd.	58,000	33,969
Tianli Education International Holdings Ltd.	27,000	6,613
Tingyi Cayman Islands Holding Corp.	66,000	127,506
Tongcheng-Elong Holdings Ltd.(1)	31,200	64,252
Tongda Group Holdings Ltd.(1)	190,000	6,016
Topsports International Holdings Ltd.	40,000	46,511
Tsingtao Brewery Co. Ltd., H Shares	8,000	64,667
Uni-President China Holdings Ltd.	48,000	47,093
Vipshop Holdings Ltd., ADR(1)	7,243	70,764
Vnet Group, Inc., ADR(1)	1,416	13,764

Want Want China Holdings Ltd.	155,000	130,837
Wasion Holdings Ltd.	4,000	1,551
Weibo Corp., ADR(1)	1,809	72,016
West China Cement Ltd.	128,000	21,775
Wuling Motors Holdings Ltd.	40,000	9,287
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	14,000	9,668
Xinchen China Power Holdings Ltd.(1)	43,000	5,357
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	10,000	1,680
Xinyi Solar Holdings Ltd.	84,000	154,467
XTEP International Holdings Ltd.	53,500	72,268
Yanzhou Coal Mining Co. Ltd., H Shares	62,000	97,073
Yuexiu Transport Infrastructure Ltd.	42,000	26,073
Yum China Holdings, Inc.	5,785	289,829
Zhejiang Expressway Co. Ltd., H Shares	32,000	30,205
Zhongsheng Group Holdings Ltd.	16,000	131,053
Zhou Hei Ya International Holdings Co. Ltd.(1)	14,500	13,320
Zijin Mining Group Co. Ltd., H Shares	56,000	74,309
		9,919,410
Greece — 0.4%
Eurobank Ergasias Services and Holdings SA(1)	45,806	45,334
JUMBO SA	1,634	22,875
Mytilineos SA	1,330	21,791
National Bank of Greece SA(1)	12,966	38,610
Piraeus Financial Holdings SA(1)	5,753	8,292
Viohalco SA	1,596	8,130
		145,032
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	3,276	24,620
OTP Bank Nyrt(1)	1,694	93,536
		118,156
India — 1.3%
Dr Reddy's Laboratories Ltd., ADR	320	19,981
State Bank of India, GDR	2,235	135,463
Tata Motors Ltd., ADR(1)	6,385	194,998
Vedanta Ltd., ADR(1)	1,524	27,486
Wipro Ltd., ADR	4,634	39,574
		417,502
Indonesia — 2.1%
Adaro Energy Tbk PT	381,200	45,420
AKR Corporindo Tbk PT	29,700	8,223
Aneka Tambang Tbk	103,100	16,550
Astra Agro Lestari Tbk PT	14,200	9,883
Astra International Tbk PT	301,100	121,411
Bank BTPN Syariah Tbk PT	54,700	13,622
Bank Tabungan Negara Persero Tbk PT(1)	101,700	12,116
Buana Lintas Lautan Tbk PT(1)	345,100	6,062
Bukit Asam Tbk PT	69,700	12,670
Charoen Pokphand Indonesia Tbk PT	27,000	11,422
Ciputra Development Tbk PT	197,900	14,495
Delta Dunia Makmur Tbk PT(1)	112,100	2,179
Elnusa Tbk PT	84,100	1,629
Indah Kiat Pulp & Paper Tbk PT	38,800	20,411
Indo Tambangraya Megah Tbk PT	13,000	19,522
Indocement Tunggal Prakarsa Tbk PT	7,400	5,455
Indosat Tbk PT(1)	21,200	12,103

Japfa Comfeed Indonesia Tbk PT	36,500	4,079
Kalbe Farma Tbk PT	224,800	25,106
Lippo Karawaci Tbk PT(1)	246,800	2,550
Matahari Department Store Tbk PT	66,100	18,125
Medco Energi Internasional Tbk PT(1)	143,000	4,746
Media Nusantara Citra Tbk PT	122,900	8,219
Mitra Adiperkasa Tbk PT(1)	211,300	10,913
Pabrik Kertas Tjiwi Kimia Tbk PT	15,900	8,504
Pakuwon Jati Tbk PT(1)	205,900	7,062
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	68,200	5,889
PP Persero Tbk PT(1)	105,400	8,298
PT Metrodata Electronics Tbk	21,900	5,733
Semen Gresik (Persero) Tbk PT	26,300	14,654
Smartfren Telecom Tbk PT(1)	1,118,400	6,857
Summarecon Agung Tbk PT(1)	224,100	13,587
Telekomunikasi Indonesia Persero Tbk PT, ADR	5,724	160,673
Timah Tbk PT(1)	68,100	7,499
United Tractors Tbk PT	30,400	45,220
XL Axiata Tbk PT	74,700	16,006
		706,893
Malaysia — 2.2%
Aeon Co. M Bhd	10,100	3,315
AMMB Holdings Bhd(1)	48,000	36,014
Ann Joo Resources Bhd	5,900	2,576
Bumi Armada Bhd(1)	132,500	13,753
Bursa Malaysia Bhd	11,500	17,621
Cahya Mata Sarawak Bhd	10,000	3,151
Chin Hin Group Bhd	13,100	5,529
Eco World Development Group Bhd	45,100	8,991
Formosa Prosonic Industries Bhd	4,800	4,276
Fraser & Neave Holdings Bhd	2,700	16,486
Gamuda Bhd(1)	51,000	35,462
Genting Bhd	44,000	45,994
Genting Plantations Bhd	3,300	5,284
Hartalega Holdings Bhd	21,500	33,124
Hiap Teck Venture Bhd	37,100	4,174
Hibiscus Petroleum Bhd	71,600	12,673
IJM Corp. Bhd	80,700	33,667
Jaya Tiasa Holdings Bhd(1)	19,900	2,889
Kossan Rubber Industries Bhd	27,400	13,993
Lotte Chemical Titan Holding Bhd	7,800	3,936
Malayan Banking Bhd	59,400	112,525
Malaysia Building Society Bhd	64,900	9,075
Malaysian Bulk Carriers Bhd(1)	25,900	3,229
PESTECH International Bhd	13,600	3,263
Petronas Chemicals Group Bhd	3,900	7,864
Petronas Dagangan Bhd	4,800	22,663
RHB Bank Bhd	38,600	48,369
Rubberex Corp. M Bhd(1)	1,400	223
Sapura Energy Bhd(1)	62,700	1,246
Scientex Bhd	6,600	7,055
Serba Dinamik Holdings Bhd	21,300	1,770
Sime Darby Bhd	68,500	35,578
Sime Darby Plantation Bhd	11,800	10,323
Supermax Corp. Bhd	23,000	10,289

Syarikat Takaful Malaysia Keluarga Bhd	5,700	4,924
Ta Ann Holdings Bhd	8,800	6,853
TASCO Bhd	6,400	1,722
Telekom Malaysia Bhd	19,700	26,019
Top Glove Corp. Bhd	52,300	36,381
Unisem M Bhd	11,800	11,747
Westports Holdings Bhd	23,600	22,666
Yinson Holdings Bhd	21,900	29,477
		716,169
Mexico — 2.7%
Alpek SAB de CV	9,250	9,676
America Movil SAB de CV, Class L ADR	9,457	164,741
Coca-Cola Femsa SAB de CV	9,109	44,635
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	2,914	43,186
Genomma Lab Internacional SAB de CV, Class B(1)	15,600	13,110
Gentera SAB de CV(1)	22,000	11,224
Gruma SAB de CV, B Shares	4,005	48,417
Grupo Comercial Chedraui SA de CV	8,000	14,371
Grupo Financiero Banorte SAB de CV	30,600	182,294
Grupo Financiero Inbursa SAB de CV(1)	35,900	34,456
Grupo Mexico SAB de CV, Series B	31,300	130,367
Grupo Televisa SAB, ADR	7,448	68,447
Industrias Penoles SAB de CV	1,950	24,007
Megacable Holdings SAB de CV	13,400	37,289
Nemak SAB de CV(1)	48,250	13,096
Qualitas Controladora SAB de CV	3,050	13,273
Regional SAB de CV	7,650	36,087
		888,676
Philippines — 1.0%
Alliance Global Group, Inc.	45,500	10,227
Bank of the Philippine Islands	24,050	43,500
BDO Unibank, Inc.	24,500	60,203
DMCI Holdings, Inc.	124,100	20,055
First Gen Corp.	6,300	3,687
Globe Telecom, Inc.	320	20,811
GT Capital Holdings, Inc.	1,640	18,503
International Container Terminal Services, Inc.	8,120	31,923
Megaworld Corp.	224,000	13,943
Metropolitan Bank & Trust Co.	38,860	38,449
PLDT, Inc., ADR	300	9,987
Puregold Price Club, Inc.	23,000	18,743
Robinsons Retail Holdings, Inc.	10,940	14,448
Security Bank Corp.	4,060	9,242
Semirara Mining & Power Corp.	26,500	12,018
Universal Robina Corp.	6,180	16,317
		342,056
Poland — 1.2%
Alior Bank SA(1)	2,417	33,869
Bank Handlowy w Warszawie SA	640	9,012
Bank Millennium SA(1)	15,191	30,617
CD Projekt SA	1,059	47,158
Ciech SA	663	6,785
Grupa Azoty SA(1)	607	5,225
Grupa Lotos SA(1)	1,451	19,018
Jastrzebska Spolka Weglowa SA(1)	1,477	14,764

KGHM Polska Miedz SA	722	24,787
KRUK SA	469	38,364
LPP SA	13	42,183
Mercator Medical SA(1)	72	2,379
Orange Polska SA(1)	13,280	27,647
Polski Koncern Naftowy ORLEN SA	3,549	61,969
Polskie Gornictwo Naftowe i Gazownictwo SA	15,600	21,037
		384,814
Russia — 1.8%
Globaltrans Investment plc, GDR	12,143	85,758
LUKOIL PJSC, ADR	4,662	404,342
VTB Bank PJSC, GDR(1)	76,299	92,949
		583,049
South Africa — 4.6%
Absa Group Ltd.	11,284	94,745
AECI Ltd.	3,575	25,426
AngloGold Ashanti Ltd., ADR	3,801	79,593
Aspen Pharmacare Holdings Ltd.	4,044	60,491
Barloworld Ltd.	5,955	56,550
Gold Fields Ltd., ADR	9,725	110,282
Grindrod Shipping Holdings Ltd.(1)	408	5,855
Harmony Gold Mining Co. Ltd., ADR	8,578	36,542
Impala Platinum Holdings Ltd.	12,695	158,997
KAP Industrial Holdings Ltd.	44,933	12,008
Kumba Iron Ore Ltd.	407	11,523
Liberty Holdings Ltd.(1)	1,824	10,159
Motus Holdings Ltd.	5,458	36,585
MTN Group Ltd.(1)	23,778	239,853
Murray & Roberts Holdings Ltd.(1)	2,491	2,079
Nedbank Group Ltd.	2,611	26,989
Ninety One Ltd.	1,384	4,597
Old Mutual Ltd.	125,323	95,616
Omnia Holdings Ltd.	6,063	24,632
PPC Ltd.(1)	14,845	4,700
Reinet Investments SCA	3,111	51,480
Remgro Ltd.	2,425	19,092
Royal Bafokeng Platinum Ltd.	4,514	41,591
Sappi Ltd.(1)	19,897	55,505
Sasol Ltd., ADR(1)	7,132	116,109
Shoprite Holdings Ltd.	2,019	25,004
Sibanye Stillwater Ltd., ADR	6,901	85,848
Telkom SA SOC Ltd.(1)	9,041	29,739
		1,521,590
South Korea — 18.2%
Advanced Process Systems Corp.	564	10,088
Ananti, Inc.(1)	2,922	23,938
Asiana Airlines, Inc.(1)	1,951	29,550
BGF retail Co. Ltd.	195	23,824
Bioneer Corp.(1)	59	2,308
Boditech Med, Inc.	749	10,327
CJ Corp.	618	41,599
CJ ENM Co. Ltd.	378	43,117
CJ Logistics Corp.(1)	295	30,777
Cosmax, Inc.(1)	357	27,148
Coway Co. Ltd.	1,714	97,794

Cuckoo Homesys Co. Ltd.	300	9,582
Daewoo Engineering & Construction Co. Ltd.(1)	8,572	38,809
Daishin Securities Co. Ltd.	1,502	23,643
Daou Data Corp.	864	9,406
Daou Technology, Inc.	1,010	18,306
DB Financial Investment Co. Ltd.	1,187	6,494
DB HiTek Co. Ltd.	1,454	81,435
DB Insurance Co. Ltd.	2,162	97,986
Dentium Co. Ltd.	245	11,056
DGB Financial Group, Inc.	3,101	23,342
Dongjin Semichem Co. Ltd.	1,559	44,321
Dongkuk Steel Mill Co. Ltd.	1,360	16,182
Dongwon F&B Co. Ltd.	47	7,179
Dongwon Industries Co. Ltd.	7	1,239
E-MART, Inc.	511	61,347
Eugene Investment & Securities Co. Ltd.	324	931
Fila Holdings Corp.	900	26,502
GOLFZON Co. Ltd.	111	15,510
GS Engineering & Construction Corp.	2,406	74,268
GS Holdings Corp.	1,912	60,226
GS Retail Co. Ltd.	1,455	34,528
Halla Holdings Corp.	363	13,267
Hana Financial Group, Inc.	8,929	296,776
Handsome Co. Ltd.	523	15,416
Hanjin Heavy Industries & Construction Co. Ltd.(1)	1,200	7,574
Hankook Tire & Technology Co. Ltd.	2,417	78,366
Hansae Co. Ltd.	752	12,587
Hanwha Corp.	1,828	45,865
Hanwha Investment & Securities Co. Ltd.(1)	4,323	18,860
Hanwha Life Insurance Co. Ltd.	10,253	23,907
Harim Holdings Co. Ltd.	657	4,979
HDC Holdings Co. Ltd.	1,104	8,981
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,671	29,210
Hite Jinro Co. Ltd.	1,082	26,429
HMM Co. Ltd.(1)	4,449	88,392
Humax Co. Ltd.(1)	1,427	5,102
Hyosung Chemical Corp.(1)	57	11,772
Hyosung TNC Corp.	89	37,575
Hyundai Electric & Energy System Co. Ltd.(1)	845	15,482
Hyundai Elevator Co. Ltd.	936	30,927
Hyundai Home Shopping Network Corp.	151	7,780
Hyundai Marine & Fire Insurance Co. Ltd.	3,044	58,864
Hyundai Motor Co.	1,945	319,532
Hyundai Steel Co.	2,686	83,603
ICD Co. Ltd.	53	501
Ilyang Pharmaceutical Co. Ltd.	601	13,589
iMarketKorea, Inc.	1,069	9,147
Industrial Bank of Korea	8,622	74,679
Innocean Worldwide, Inc.	188	8,159
JB Financial Group Co. Ltd.	4,346	29,349
KB Financial Group, Inc., ADR	7,208	319,891
Kginicis Co. Ltd.	734	9,920
Kia Corp.	4,858	317,953
KISCO Corp.	641	3,896
KIWOOM Securities Co. Ltd.	671	54,973

Kolon Industries, Inc.	879	52,233
Korea Electric Terminal Co. Ltd.	204	11,105
Korea Investment Holdings Co. Ltd.	1,438	90,900
Korea Line Corp.(1)	8,103	15,468
Korea Petrochemical Ind Co. Ltd.	68	9,757
Korean Air Lines Co. Ltd.(1)	2,945	65,449
KTB Investment & Securities Co. Ltd.	2,184	10,825
Kumho Petrochemical Co. Ltd.	370	48,014
LF Corp.	790	11,120
LG Display Co. Ltd., ADR(1)	9,155	76,810
LG Electronics, Inc.	1,589	154,661
LG Innotek Co. Ltd.	442	112,816
LG Uplus Corp.	6,280	71,469
Lotte Shopping Co. Ltd.	415	29,185
LS Electric Co. Ltd.	600	26,462
Lutronic Corp.(1)	303	3,771
LX Hausys Ltd.	221	10,433
Maeil Dairies Co. Ltd.	165	9,453
Mcnex Co. Ltd.	536	20,355
MegaStudyEdu Co. Ltd.	196	12,352
Meritz Financial Group, Inc.	1,587	45,917
Meritz Fire & Marine Insurance Co. Ltd.	2,292	60,145
Meritz Securities Co. Ltd.	12,691	53,275
Mirae Asset Life Insurance Co. Ltd.	707	2,343
Mirae Asset Securities Co. Ltd.	9,230	66,510
Nexen Tire Corp.	859	4,487
NH Investment & Securities Co. Ltd.	5,393	55,998
NICE Holdings Co. Ltd.	742	9,732
S-Oil Corp.	1,508	101,019
Samsung Electro-Mechanics Co. Ltd.	1,212	169,724
Samsung Fire & Marine Insurance Co. Ltd.	1,086	184,770
Samsung Securities Co. Ltd.	2,345	87,349
Samyang Foods Co. Ltd.	173	11,448
Sangsangin Co. Ltd.(1)	1,775	11,476
Seah Besteel Corp.	627	9,633
SeAH Steel Holdings Corp.	50	4,154
Seegene, Inc.	617	38,952
Shinhan Financial Group Co. Ltd., ADR	10,517	306,465
Shinsegae, Inc.	260	47,629
SIMMTECH Co. Ltd.	964	32,504
SK Hynix, Inc.	3,355	320,742
SK Networks Co. Ltd.	6,065	24,477
SK Square Co. Ltd.(1)	358	20,493
SK Telecom Co. Ltd.	998	45,903
SL Corp.	615	16,049
TES Co. Ltd.	689	14,819
Tesna, Inc.	432	15,465
Tongyang Life Insurance Co. Ltd.	1,995	11,164
Unid Co. Ltd.	226	18,784
Value Added Technology Co. Ltd.	374	10,328
WONIK IPS Co. Ltd.	791	25,900
Woori Financial Group, Inc.	18,061	191,163
Youngone Corp.	883	28,802
Yuanta Securities Korea Co. Ltd.	4,360	14,091
		5,990,413

Taiwan — 23.9%
AcBel Polytech, Inc.	15,000	18,798
Acer, Inc.	60,000	59,633
Advanced International Multitech Co. Ltd.	5,000	13,582
Advanced Power Electronics Corp.	1,000	3,846
Alltek Technology Corp.	1,000	1,044
Anji Technology Co. Ltd.	3,000	4,490
Apex International Co. Ltd.	7,000	28,552
Arcadyan Technology Corp.	4,000	15,818
Ardentec Corp.	20,000	39,773
ASE Technology Holding Co. Ltd., ADR	20,927	152,976
Asia Vital Components Co. Ltd.	13,000	41,015
ASROCK, Inc.	1,000	8,572
AU Optronics Corp.	137,000	98,692
AURAS Technology Co. Ltd.	3,000	20,640
Avermedia Technologies	2,000	1,797
BenQ Materials Corp.	7,000	9,856
Bioteque Corp.	1,000	3,861
Brighton-Best International Taiwan, Inc.	15,000	18,507
Capital Securities Corp.	46,000	26,585
Career Technology MFG. Co. Ltd.(1)	9,000	7,834
Catcher Technology Co. Ltd.	17,000	94,412
Cathay Financial Holding Co. Ltd.	132,000	283,587
Central Reinsurance Co. Ltd.	1,000	1,012
Charoen Pokphand Enterprise	6,000	17,408
Cheng Loong Corp.	16,000	19,506
Chicony Electronics Co. Ltd.	17,000	48,484
Chicony Power Technology Co. Ltd.	4,000	10,697
Chilisin Electronics Corp.	6,000	19,453
China Airlines Ltd.(1)	93,000	86,129
China Development Financial Holding Corp.	430,000	252,455
China General Plastics Corp.	20,000	24,190
China Life Insurance Co. Ltd.	71,160	78,319
China Steel Corp.	69,000	80,500
Chipbond Technology Corp.	22,000	52,988
ChipMOS Technologies, Inc.	20,000	33,012
Chlitina Holding Ltd.	2,000	17,803
Chung-Hsin Electric & Machinery Manufacturing Corp.	13,000	20,894
CMC Magnetics Corp.(1)	34,000	10,522
Compeq Manufacturing Co. Ltd.	38,000	56,486
Concord Securities Co. Ltd.	15,000	7,576
Continental Holdings Corp.	11,000	9,943
Contrel Technology Co. Ltd.	7,000	5,273
CTBC Financial Holding Co. Ltd.	330,000	288,890
CTCI Corp.	26,000	33,431
CX Technology Co. Ltd.	2,000	3,343
Darfon Electronics Corp.	9,000	14,984
Dimerco Express Corp.	6,000	21,758
Dynamic Electronics Co. Ltd.	12,000	9,445
Elan Microelectronics Corp.	6,000	34,811
Elite Advanced Laser Corp.	5,000	10,254
Elite Material Co. Ltd.	10,000	100,612
Elite Semiconductor Microelectronics Technology, Inc.	11,000	63,264
Eva Airways Corp.(1)	94,000	84,328
Evergreen Marine Corp. Taiwan Ltd.	59,000	261,322

Everlight Electronics Co. Ltd.	17,000	31,224
Excelliance Mos Corp.	2,000	13,630
Far EasTone Telecommunications Co. Ltd.	37,000	81,821
Fitipower Integrated Technology, Inc.	2,000	17,847
Formosa International Hotels Corp.	3,000	16,231
Formosan Union Chemical	22,000	18,452
Foxsemicon Integrated Technology, Inc.	2,000	15,998
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,000	4,249
Fubon Financial Holding Co. Ltd.	105,000	275,215
Full Wang International Development Co. Ltd.	5,000	3,373
Gamania Digital Entertainment Co. Ltd.	4,000	8,622
GEM Services, Inc.	1,000	3,347
Global Brands Manufacture Ltd.	10,760	14,533
Global PMX Co. Ltd.	1,000	6,500
Gold Circuit Electronics Ltd.	9,000	23,234
Goldsun Building Materials Co. Ltd.	2,000	1,903
Gourmet Master Co. Ltd.	2,000	8,497
Grand Fortune Securities Co. Ltd.	5,000	3,030
Great Tree Pharmacy Co. Ltd.	1,000	7,800
Greatek Electronics, Inc.	11,000	30,420
Hai Kwang Enterprise Corp.	4,000	4,920
Hannstar Board Corp.	9,000	14,394
HannStar Display Corp.	40,000	21,885
HannsTouch Solution, Inc.	19,000	9,263
Ho Tung Chemical Corp.	36,000	14,424
Hocheng Corp.	12,000	6,852
Holy Stone Enterprise Co. Ltd.	4,000	17,369
Hon Hai Precision Industry Co. Ltd.	85,000	314,960
Horizon Securities Co. Ltd.	7,000	4,042
Hung Ching Development & Construction Co. Ltd.	4,000	4,764
Hycon Technology Corp.	1,000	7,492
Innolux Corp.	156,000	97,341
Integrated Service Technology, Inc.	4,000	8,095
International CSRC Investment Holdings Co.	20,000	18,336
International Games System Co. Ltd.	2,000	56,018
Inventec Corp.	102,000	94,202
Kindom Development Co. Ltd.	18,000	24,856
King Yuan Electronics Co. Ltd.	34,000	52,914
King's Town Bank Co. Ltd.	28,000	40,437
Kinik Co.	6,000	18,993
Kinsus Interconnect Technology Corp.	10,000	86,138
KNH Enterprise Co. Ltd.	2,000	1,782
Leadtek Research, Inc.(1)	3,000	7,938
Macronix International Co. Ltd.	45,000	68,227
Marketech International Corp.	3,000	16,263
Materials Analysis Technology, Inc.	2,000	9,581
Megaforce Co. Ltd.	3,000	3,089
Micro-Star International Co. Ltd.	14,000	81,922
MIN AIK Technology Co. Ltd.(1)	1,000	906
Namchow Holdings Co. Ltd.	4,000	7,032
Nan Liu Enterprise Co. Ltd.	1,000	4,244
Nan Ya Printed Circuit Board Corp.	6,000	134,026
Nantex Industry Co. Ltd.	5,000	15,185
Nanya Technology Corp.	20,000	53,156
Netronix, Inc.	3,000	6,121
Nien Made Enterprise Co. Ltd.	4,000	54,490

Novatek Microelectronics Corp.	10,000	166,514
O-Bank Co. Ltd.	4,000	1,114
OptoTech Corp.	16,000	33,351
Orient Semiconductor Electronics Ltd.(1)	27,000	24,064
Pacific Hospital Supply Co. Ltd.	1,000	2,553
Pegavision Corp.	1,000	16,234
Pou Chen Corp.	64,000	73,539
Powertech Technology, Inc.	22,000	78,168
President Securities Corp.	19,000	16,068
Prince Housing & Development Corp.	51,000	24,132
Radiant Opto-Electronics Corp.	9,000	31,029
Realtek Semiconductor Corp.	13,000	257,908
Rexon Industrial Corp. Ltd.	4,000	9,169
Scientech Corp.	1,000	2,893
Shih Her Technologies, Inc.	2,000	4,983
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	6,472
Shin Zu Shing Co. Ltd.	6,000	20,272
Sigurd Microelectronics Corp.	19,000	40,297
Silicon Optronics, Inc.	3,000	15,312
Sino-American Silicon Products, Inc.	15,000	111,331
Sinon Corp.	21,000	21,490
SinoPac Financial Holdings Co. Ltd.	267,000	146,496
Sinopower Semiconductor, Inc.	1,000	5,392
Sitronix Technology Corp.	4,000	40,323
Sonix Technology Co. Ltd.	6,000	19,870
T3EX Global Holdings Corp.	5,000	24,880
TA Chen Stainless Pipe(1)	49,000	80,691
TA-I Technology Co. Ltd.	4,000	9,548
Tai Tung Communication Co. Ltd.(1)	5,000	3,509
Taichung Commercial Bank Co. Ltd.	86,000	36,733
Taishin Financial Holding Co. Ltd.	338,000	225,697
Taita Chemical Co. Ltd.	10,000	12,060
Taiwan Cogeneration Corp.	13,000	17,829
Taiwan Glass Industry Corp.	21,000	19,972
Taiwan High Speed Rail Corp.	62,000	66,068
Taiwan Hon Chuan Enterprise Co. Ltd.	10,000	24,035
Taiwan Mobile Co. Ltd.	38,000	132,494
Taiwan Paiho Ltd.	6,000	16,750
Taiwan Surface Mounting Technology Corp.	9,000	37,756
Tex-Ray Industrial Co. Ltd.	4,000	1,980
Topco Scientific Co. Ltd.	7,000	36,668
Topkey Corp.	1,000	5,013
TPK Holding Co. Ltd.	1,000	1,419
Tripod Technology Corp.	12,000	53,739
Tsann Kuen Enterprise Co. Ltd.	7,000	10,136
Tung Ho Steel Enterprise Corp.	1,340	2,899
TXC Corp.	11,000	41,585
UDE Corp.	2,000	3,085
Unitech Computer Co. Ltd.	5,000	7,091
United Integrated Services Co. Ltd.	4,000	25,577
United Microelectronics Corp.	35,000	80,125
Universal, Inc.	2,000	3,149
Unizyx Holding Corp.(1)	9,000	10,933
USI Corp.	26,000	29,102
Utechzone Co. Ltd.	3,000	7,823

Vanguard International Semiconductor Corp.	32,000	178,279
Walsin Technology Corp.(1)	5,000	31,041
Wan Hai Lines Ltd.	19,000	106,738
Wei Chuan Foods Corp.	14,000	11,170
Weikeng Industrial Co. Ltd.	16,000	17,013
Winbond Electronics Corp.	55,000	63,243
Wistron Corp.	102,000	104,797
Wistron NeWeb Corp.	14,000	37,178
Wowprime Corp.	3,000	14,963
WT Microelectronics Co. Ltd.	16,000	36,457
XinTec, Inc.	6,000	29,737
Yang Ming Marine Transport Corp.(1)	37,000	151,935
YFY, Inc.	28,000	34,588
Youngtek Electronics Corp.	6,000	18,339
Yulon Finance Corp.	6,000	36,288
Yulon Motor Co. Ltd.	21,000	30,783
Zhen Ding Technology Holding Ltd.	22,000	77,132
Zinwell Corp.(1)	9,000	6,983
		7,884,529
Thailand — 2.7%
AAPICO Hitech PCL, NVDR	5,000	3,517
Advanced Info Service PCL, NVDR	13,100	79,961
AEON Thana Sinsap Thailand PCL, NVDR	2,100	11,285
Amanah Leasing PCL, NVDR	3,500	481
AP Thailand PCL, NVDR	50,300	12,974
Asia Plus Group Holdings PCL, NVDR	85,800	8,793
Bangchak Corp. PCL, NVDR	25,300	18,106
BEC World PCL, NVDR(1)	35,900	15,125
Better World Green PCL, NVDR(1)	97,400	2,370
BG Container Glass PCL, NVDR	7,800	2,387
CH Karnchang PCL, NVDR	30,600	19,229
Charoen Pokphand Foods PCL, NVDR	36,900	26,012
Dynasty Ceramic PCL, NVDR	121,800	9,877
Ekachai Medical Care PCL, NVDR	5,900	1,432
Electricity Generating PCL, NVDR	1,400	6,884
GFPT PCL, NVDR	5,000	1,737
Ichitan Group PCL, NVDR	2,000	597
Indorama Ventures PCL, NVDR	18,600	21,596
Interlink Communication PCL, NVDR	4,000	883
IRPC PCL, NVDR	222,900	24,618
Jasmine International PCL, NVDR	28,500	2,413
JWD Infologistics PCL, NVDR	15,400	6,941
KGI Securities Thailand PCL, NVDR	32,000	5,772
Kiatnakin Phatra Bank PCL, NVDR	4,600	7,794
Krung Thai Bank PCL, NVDR	45,400	15,178
Lanna Resources PCL, NVDR	5,400	2,620
MCS Steel PCL, NVDR	8,700	3,685
Mega Lifesciences PCL, NVDR	8,600	13,482
MFEC PCL, NVDR	16,900	5,114
Mono Technology PCL, NVDR(1)	42,500	1,769
Muangthai Capital PCL, NVDR	2,500	4,145
Noble Development PCL, NVDR	12,500	2,235
Origin Property PCL, NVDR	12,400	3,859
Plan B Media PCL, NVDR(1)	51,100	9,850

Polyplex Thailand PCL, NVDR	4,600	3,135
Precious Shipping PCL, NVDR	20,400	9,485
Premier Marketing PCL, NVDR	3,900	1,096
Prima Marine PCL, NVDR	15,400	2,762
PTT Exploration & Production PCL, NVDR	18,800	62,952
PTT Global Chemical PCL, NVDR	30,800	51,217
PTT Oil & Retail Business PCL, NVDR	33,100	24,510
PTT PCL, NVDR	115,900	121,510
Quality Houses PCL, NVDR	188,300	12,393
Ratchthani Leasing PCL, NVDR	32,000	3,798
Regional Container Lines PCL, NVDR	8,700	10,486
Sansiri PCL, NVDR	376,800	13,408
Sappe PCL, NVDR	1,000	816
Sermsang Power Corp. Co. Ltd., NVDR	4,000	1,471
Siam Cement PCL (The), NVDR	6,600	72,757
Siam Commercial Bank PCL (The), NVDR	10,900	39,350
Siamgas & Petrochemicals PCL, NVDR	16,700	6,181
SNC Former PCL, NVDR	1,500	694
Sri Trang Agro-Industry PCL, NVDR	14,900	13,113
Srisawad Corp. PCL, NVDR	2,400	4,262
Srivichai Vejvivat PCL, NVDR	3,000	997
Super Energy Corp. PCL, NVDR	446,900	12,479
SVI PCL, NVDR	12,100	3,122
Taokaenoi Food & Marketing PCL, NVDR	2,900	572
Thai Vegetable Oil PCL, NVDR	3,000	2,670
Tipco Asphalt PCL, NVDR	14,100	7,444
Tisco Financial Group PCL, NVDR	3,800	10,102
TPI Polene PCL, NVDR	73,400	3,617
TPI Polene Power PCL, NVDR	45,900	5,636
True Corp. PCL, NVDR	236,300	31,610
		886,366
Turkey — 0.5%
Akbank T.A.S.	34,120	16,590
Dogus Otomotiv Servis ve Ticaret AS	951	3,215
Dyo Boya Fabrikalari Sanayi ve Ticaret AS	358	272
GSD Holding AS(1)	19,304	4,536
Haci Omer Sabanci Holding AS	16,478	15,336
Is Finansal Kiralama AS(1)	1,524	359
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	10,814	6,827
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	1,402	792
KOC Holding AS	8,004	16,408
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	3,580	5,190
Tofas Turk Otomobil Fabrikasi AS	394	2,452
Turk Hava Yollari AO(1)	8,522	10,947
Turkcell Iletisim Hizmetleri AS, ADR	4,487	16,153
Turkiye Garanti Bankasi AS	23,881	20,379
Turkiye Halk Bankasi AS(1)	2,369	811
Turkiye Is Bankasi AS, C Shares	22,537	10,807
Turkiye Petrol Rafinerileri AS(1)	1,771	19,387
Turkiye Vakiflar Bankasi TAO, D Shares(1)	13,736	3,666
Vestel Elektronik Sanayi ve Ticaret AS	320	643
Yapi ve Kredi Bankasi AS	43,329	9,916
Yesil Yapi Endustrisi AS(1)	17,017	1,290
		165,976
TOTAL COMMON STOCKS (Cost $34,016,176)		32,908,267

RIGHTS†
Thailand†
Charoen Pokphand Foods PCL(1)	527	6
Origin Property PCL(1)	174	—
Plan B Media PCL(1)	4,088	182
		188
TOTAL RIGHTS (Cost $—)		188
WARRANTS†
Thailand†
Ekachai Medical Care PCL(1) (Cost $—)	1,475	83
TEMPORARY CASH INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,732,345)	1,732,345	1,732,345
TOTAL INVESTMENT SECURITIES — 105.1% (Cost $35,748,521)		34,640,883
OTHER ASSETS AND LIABILITIES — (5.1)%		(1,679,325)
TOTAL NET ASSETS — 100.0%		$32,961,558

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.2%
Information Technology	17.1%
Materials	11.4%
Industrials	11.1%
Consumer Discretionary	10.2%
Communication Services	6.8%
Energy	6.6%
Consumer Staples	4.4%
Real Estate	4.0%
Health Care	3.0%
Utilities	2.0%
Temporary Cash Investments	5.3%
Other Assets and Liabilities	(5.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	1,154,662	854,347	—
Chile	47,275	181,352	—
China	1,426,632	8,492,778	—
India	282,039	135,463	—
Indonesia	160,673	546,220	—
Mexico	276,374	612,302	—
Philippines	9,987	332,069	—
South Africa	428,374	1,093,216	—
South Korea	749,069	5,241,344	—
Taiwan	152,976	7,731,553	—
Turkey	16,153	149,823	—
Other Countries	—	2,833,586	—
Rights	—	188	—
Warrants	—	83	—
Temporary Cash Investments	1,732,345	—	—
	6,436,559	28,204,324	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.